Statement of Operations	5 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares
Income Statement [Abstract]
Formation and operating costs	$ (8,751)
Professional fees	(35,000)
Net Loss	$ (43,751)
Weighted average shares outstanding, basic | shares	10,714,286	[1]
Weighted average shares outstanding, diluted | shares	10,714,286	[1]
Basic net loss per ordinary share | $ / shares	$ (0.00)
Diluted net loss per ordinary share | $ / shares	$ (0.00)

[1]	Excludes an aggregate of 1,607,143 Ordinary Shares which will be surrendered to us for no consideration to the extent that the underwriters’ over-allotment is not exercised in full or in part.